SCHEDULE OF RECONCILIATION OF BASIC AND DILUTED COMMON SHARES OUTSTANDING (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Net earnings per share (Note 16):
Weighted average ordinary shares outstanding, beginning balance	94,996,397	94,012,752	91,366,235
Change in shares restricted stock Issuance	333	500	32,868
Weighted average ordinary shares outstanding, restricted stock issuance	325	468	28,005
Change in shares restricted stock Issuance one	12,751	22,440	279,493
Weighted average ordinary shares outstanding, restricted stock issuance one	10,068	20,411	222,063
Change in shares restricted stock Issuance two	242,455	250	74,000
Weighted average ordinary shares outstanding, restricted stock issuance two	190,784	212	58,592
Change in shares restricted stock Issuance three	235,741	333	242,727
Weighted average ordinary shares outstanding, restricted stock issuance three	184,857	278	191,522
Change in shares restricted stock Issuance four	1,774	247,286	316,775
Weighted average ordinary shares outstanding, restricted stock issuance four	1,343	196,474	249,081
Change in shares restricted stock Issuance five	1,333	578,436	50,654
Weighted average ordinary shares outstanding, restricted stock issuance five	918	457,995	19,290
Change in shares, return of shares	(82,331)
Weighted average ordinary shares outstanding, return of shares	(54,662)
Change in shares restricted stock issuance six	38,758	666
Weighted average ordinary shares outstanding, restricted stock issuance six	14,720	480
Change in shares restricted stock issuance seven	118,647	40,000
Weighted average ordinary shares outstanding, restricted stock issuance seven	29,500	23,342
Change in shares restricted stock issuance eight	30,000	1,484
Weighted average ordinary shares outstanding, restricted stock issuance eight	7,295	781
Change in shares restricted stock issuance nine	449,998	92,250
Weighted average ordinary shares outstanding, restricted stock issuance nine	90,982	35,131
Weighted average ordinary shares outstanding, ending balance	95,472,527	94,748,324	92,962,048
Change in shares, ordinary share consideration			1,650,000
Weighted average ordinary shares outstanding, ordinary share consideration			827,260